Employment (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Average Number of Employees

The average number of employees is as follows:

	Year ended 31 December
	2018	2017	2016
Europe Heavyside	25,910	24,401	24,551
Europe Lightside	7,340	7,272	7,084
Europe Distribution	10,167	11,036	10,971
Europe	43,417	42,709	42,606

Americas Materials	27,272	24,077	22,650
Americas Products	17,834	17,146	16,259
Americas	45,106	41,223	38,909

Asia	1,308	1,431	1,374

Total Group	89,831	85,363	82,889

Summary of Employment Costs

Employment costs charged in the Consolidated Income Statement are analysed as follows:

	2018 €m	2017 €m	2016 €m
Wages and salaries	4,225	3,997	3,915
Social welfare costs	478	465	454
Other employment-related costs (i)	581	546	531
Share-based payment expense (note 9)	67	60	44
Total retirement benefits expense (note 29)	296	236	307
Total	5,647	5,304	5,251

Total charge analysed between:
Cost of sales	3,155	2,869	2,725
Operating costs	2,482	2,424	2,514
Finance costs (net) - applicable to retirement benefit obligations (note 10)	10	11	12
Total	5,647	5,304	5,251

(i)	Other employment costs relate principally to healthcare, redundancy and severance costs.